Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense

The components of the income tax expense are as follows:

	For the six months ended June 30,
	2025	2024	2023
Current
BVI	$-	$-	$-
Hong Kong	-	98,347	150,578
Singapore	-	-	-
Deferred
BVI	-	-	-
Hong Kong	-	-	-
Singapore	-	-	-
Provision for income taxes	$-	$98,347	$150,578

Schedule of Income Tax Payable	Income tax payable consist of the following as of:
	June 30, 2025	December 31, 2024
Income tax payable	$393,037	$393,037
	$393,037	$393,037

Schedule of Reconciles Hong Kong Statutory Rates to the Company’s Effective Tax

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the six months ended June 30,
	2025	2024	2023
Profit before income taxes	$1,209,506	$418,791	$1,044,073
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	199,569	69,101	172,272
Reconciling items:
Tax effect of income that is not taxable*	(947,213)	(57)	(98)
Tax effect on expenses that is not deductible**	13,980	50,901	-
Tax effect of rate differences in various jurisdictions	126,607	-	-
Effect of domestic tax allowance	(21,244)	(21,598)	(21,596)
Tax effect on changes in valuation allowance	628,301	-	-
Income tax expense	$-	$98,347	$150,578

*	Income that is not taxable mainly consisted of the interest income and the reversal of provision for expected credit loss which are non-taxable under Hong Kong income tax law.

**	Expenses that are not deductible mainly consisted of legal and professional fee which are non-deductible under Hong Kong income tax law